Summary of Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Summary of quarterly results of operations

	2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,136,344	$2,573,022	$2,603,226	$2,221,870	$9,534,462
Gross profit	909,839	1,150,597	1,150,282	995,508	4,206,226
Net income	100,216	227,813	234,953	68,052	631,034
Net income per common share - basic	.97	2.23	2.29	0.66	6.15
Net income per common share - diluted	.95	2.17	2.24	0.65	6.02

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,855,586	$2,354,751	$2,484,920	$2,070,442	$8,765,699
Gross profit	797,408	1,022,755	1,038,299	886,100	3,744,562
Net income	68,316	179,115	179,877	14,552	441,860
Net income per common share - basic	.64	1.69	1.74	.14	4.22
Net income per common share - diluted	.63	1.66	1.71	.14	4.14